Additional disclosure items G.4. Non-cash investing and financing activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional information [abstract]
Acquisition of property, plant and equipment	$ 121	$ (23)	$ (47)
Acquisition of lease right of use assets obtained in exchange of lease liabilities	63	127	106
Asset retirement obligations	30	18	32
Share based compensation	$ 52	$ 29	$ 17